Business Segments (Tables)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Business Segments [Abstract]
Financial Reporting for Reportable Business Segments

$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated
For the three months ended March 31, 2015

Revenues from external customers	$350.6	$122.3	$21.6	$-	$494.5
Intersegment revenues	110.7	-	1.6	(112.3)	-
Total revenues	461.3	122.3	23.2	(112.3)	494.5

Fuel	69.3	-	7.1	-	76.4
Purchased power	189.7	111.7	4.2	(111.4)	194.2

Gross margin	$202.3	$10.6	$11.9	$(0.9)	$223.9

Depreciation and amortization	$34.7	$0.3	$-	$-	$35.0
Interest expense	8.7	-	21.9	(0.1)	30.5
Income tax expense (benefit)	14.8	1.3	(3.4)	-	12.7
Net income / (loss)	36.5	1.6	(9.4)	-	28.7

Cash capital expenditures	$33.1	$0.2	$0.4	$-	$33.7

At March 31, 2015
Total assets	$3,289.7	$72.3	$1,476.1	$(1,284.2)	$3,553.9

$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated
For the three months ended March 31, 2014

Revenues from external customers	$292.6	$148.4	$19.2	$0.1	$460.3
Intersegment revenues	139.5	-	1.0	(140.5)	-
Total revenues	432.1	148.4	20.2	(140.4)	460.3

Fuel	84.3	-	5.7	-	90.0
Purchased power	168.0	140.2	5.4	(139.5)	174.1
Amortization of intangibles	-	-	0.3	-	0.3

Gross margin	$179.8	$8.2	$8.8	$(0.9)	$195.9

Depreciation and amortization	$36.5	$0.1	$(1.4)	$0.1	$35.3
Goodwill impairment	-	-	135.8	-	135.8
Fixed-asset impairment	-	-	11.5	-	11.5
Interest expense	7.8	0.1	23.1	(0.2)	30.8
Income tax expense (benefit)	4.0	(0.7)	95.4	0.1	98.8
Net income / (loss)	9.4	(1.4)	(257.0)	-	(249.0)

Cash capital expenditures	$27.4	$-	$1.0	$-	$28.4

At December 31, 2014
Total assets	$3,338.7	$94.9	$1,440.1	$(1,295.9)	$3,577.8

$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated

Year ended December 31, 2012
Revenues from external customers	$1,138.4	$493.1	$36.9	$-	$1,668.4
Intersegment revenues	393.4	-	3.4	(396.8)	-
Total revenues	1,531.8	493.1	40.3	(396.8)	1,668.4

Fuel	354.9	-	7.0	-	361.9
Purchased power	309.5	424.5	1.5	(393.4)	342.1
Amortization of intangibles	-	-	95.1	-	95.1

Gross margin (a)	$867.4	$68.6	$(63.3)	$(3.4)	$869.3

Depreciation and amortization	$141.3	$0.4	$(16.3)	$-	$125.4
Goodwill impairment (Note 5)	$-	$-	$1,817.2	$-	$1,817.2
Fixed asset impairment	$80.8	$-	$(80.8)	$-	$-
Interest expense	$39.1	$0.6	$83.9	$(0.7)	$122.9
Income tax expense / (benefit)	$55.1	$18.1	$(25.5)	$-	$47.7
Net income / (loss)	$91.2	$22.8	$(1,725.4)	$(118.4)	$(1,729.8)

Cash capital expenditures	$195.5	$-	$2.6	$-	$198.1

Total assets (end of year)	$3,464.2	$99.2	$683.9	$-	$4,247.3

$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated

Year ended December 31, 2014
Revenues from external customers	$1,181.2	$533.6	$48.2	$-	$1,763.0
Intersegment revenues	487.1	-	5.5	(492.6)	-
Total revenues	1,668.3	533.6	53.7	(492.6)	1,763.0

Fuel	314.9	-	(10.4)	-	304.5
Purchased power	582.4	491.8	7.5	(489.1)	592.6
Amortization of intangibles	-	-	1.2	-	1.2

Gross margin (a)	$771.0	$41.8	$55.4	$(3.5)	$864.7

Depreciation and amortization	$144.8	$0.8	$(5.8)	$-	$139.8
Goodwill impairment (Note 5)	$-	$-	$135.8	$-	$135.8
Fixed asset impairment	$-	$-	$11.5	$-	$11.5
Interest expense	$33.9	$0.5	$92.9	$(0.7)	$126.6
Income tax expense / (benefit)	$39.7	$2.0	$(23.7)	$-	$18.0
Net income / (loss)	$115.0	$3.2	$(192.8)	$-	$(74.6)

Cash capital expenditures	$114.2	$2.5	$1.4	$-	$118.1

Total assets (end of year)	$3,338.7	$94.9	$1,440.1	$(1,295.9)	$3,577.8

$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated

Year ended December 31, 2013
Revenues from external customers	$1,098.2	$511.6	$27.1	$-	$1,636.9
Intersegment revenues	453.3	-	4.0	(457.3)	-
Total revenues	1,551.5	511.6	31.1	(457.3)	1,636.9

Fuel	362.5	-	4.2	-	366.7
Purchased power	381.9	459.7	1.1	(453.7)	389.0
Amortization of intangibles	-	-	7.1	-	7.1

Gross margin (a)	$807.1	$51.9	$18.7	$(3.6)	$874.1

Depreciation and amortization	$140.2	$0.6	$(7.9)	$-	$132.9
Goodwill impairment (Note 5)	$-	$-	$306.3	$-	$306.3
Fixed asset impairment	$86.0	$-	$(59.8)	$-	$26.2
Interest expense	$37.2	$0.5	$86.9	$(0.6)	$124.0
Income tax expense / (benefit)	$18.6	$4.2	$(0.5)	$-	$22.3
Net income / (loss)	$83.6	$6.6	$(312.2)	$-	$(222.0)

Cash capital expenditures	$122.1	$-	$2.3	$-	$124.4

Total assets (end of year)	$3,313.1	$105.0	$1,675.8	$(1,372.4)	$3,721.5